Commitments and Contingencies: (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies - Contractual Obligation (Table)

	Twelve month periods ending June 30,
+ inflows/ - outflows	Total	2021	2022	2023	2024	2025	2026 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$48,460	$48,460	$—	$—	$—	$—	$—
Future, minimum, charter-in hire payments (2)	(474)	(474)	—	—	—	—	—
Office rent	(1,028)	(314)	(319)	(269)	(104)	(22)	—
Total	$46,958	$47,672	$(319)	$(269)	$(104)	$(22)	$—

(1)	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of June 30, 2020, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days other than those related to scheduled interim and special surveys of the vessels.
(2)	The amounts represent the Company’s commitments under the existing, as of June 30, 2020, time charter-in arrangements for vessels not owned by the Company.